UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Duma Capital Partners, L.P.
Address:  1370 Avenue of the Americas, 23rd Floor
          New York, NY 10019

13F File Number: 028-11715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sangyeup Lee
Title:  Chief Operating Officer
Phone:  (212) 918-1731

Signature, Place and Date of Signing:


   /s/ Sangyeup Lee                   New York, NY            August 3, 2006
   ------------------------------     ----------------------  -----------------
          [Signature]                       [City, State]          [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                         ----------------

Form 13F Information Table Entry Total:   74
                                         ----------------

Form 13F Information Table Value Total:  $335,970
                                         ----------------
                                            (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


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


                                                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
---------------------         --------          --------   --------  ------------------   ----------  --------  ------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER              CLASS              CUSIP     (x$1000) PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------------         --------          --------   --------  -------  ---  ----  -----------  --------  ----   ------  -----
ADVANCED MEDICAL OPTICS INC   COM              00763M108     1430     28,200   SH            SOLE                28200   0     0

AGERE SYS INC                 COM              00845V308     3749    255,000   SH            SOLE               255000   0     0

ALCON INC                     COM SHS          H01301102      572      5,800   SH            SOLE                 5800   0     0

AMER EXPRESS CO               COM              025816109     1064     20,000   SH            SOLE                20000   0     0

AMERICA MOVIL S A DE C V      SPON ADR L SHS   02364W105      333     10,000   SH            SOLE                10000   0     0

AMERICAN TOWER CORP           CL A             029912201     3579    115,000   SH            SOLE               115000   0     0

CENDANT CORP                  COM              151313103     1629    100,000   SH            SOLE               100000   0     0

CENDANT CORP                  COM              151313103      815     50,000   SH   CALL     SOLE                50000   0     0

CEPHALON INC                  COM              156708109     1202     20,000   SH   PUT      SOLE                20000   0     0

CF INDS HLDGS INC             COM              125269100     1761    123,500   SH            SOLE               123500   0     0

CHARTER COMMUNICATIONS INC D  NOTE 5.875%11/1  16117MAE7      746  1,000,000   SH            SOLE              1000000   0     0

COMMSCOPE INC                 SDCV 1.000%3/1   203372AD9    11128  7,500,000   SH            SOLE              7500000   0     0

CUMMINS INC                   COM              231021106     1870     15,300   SH            SOLE                15300   0     0

CUMMINS INC                   COM              231021106    12225    100,000   SH   PUT      SOLE               100000   0     0

EMDEON CORP                   COM              290849108     7880    635,000   SH            SOLE               635000   0     0

ENCORE CAP GROUP INC          COM              292554102     1227    100,000   SH            SOLE               100000   0     0

FIRST DATA CORP               COM              319963104     6756    150,000   SH            SOLE               150000   0     0


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

                                                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
---------------------         --------          --------   --------  ------------------   ----------  --------  ------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER              CLASS              CUSIP     (x$1000) PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------------         --------          --------   --------  -------  ---  ----  -----------  --------  ----   ------  -----
GOLDCORP INC NEW              COM              380956409      907     30,000   SH         SOLE                    30000  0      0

GRACE W R & CO DEL NEW        COM              38388F108    14483  1,237,900   SH         SOLE                  1237900  0      0

GRACE W R & CO DEL NEW        COM              38388F108      704     60,200   SH   CALL  SOLE                    60200  0      0

HARVEST NATURAL RESOURCES IN  COM              41754V103     2716    200,600   SH         SOLE                   200600  0      0

ISHARES INC                   MSCI JAPAN       464286848    11662    855,000   SH         SOLE                   855000  0      0

ISHARES TR                    RUSSELL 2000     464287655     3802     53,000   SH         SOLE                    53000  0      0

ISHARES TR                    RUSSELL 2000     464287655    21519    300,000   SH    PUT  SOLE                   300000  0      0

JDS UNIPHASE CORP             NOTE 11/1        46612JAB7     4556  5,000,000   SH         SOLE                  5000000  0      0

LEAR CORP                     COM              521865105     4888    220,100   SH         SOLE                   220100  0      0

LIVE NATION INC               COM              538034109     5487    269,500   SH         SOLE                   269500  0      0

LUCENT TECHNOLOGIES INC       COM              549463107      726    300,000   SH         SOLE                   300000  0      0

LUCENT TECHNOLOGIES INC       COM              549463107      726    300,000   SH    PUT  SOLE                   300000  0      0

MEDICIS PHARMACEUTICAL CORP   NOTE 1.500%6/0   584690AB7      708     29,500   SH   CALL  SOLE                    29500  0      0

MICRON TECHNOLOGY INC         COM              595112103      971     64,500   SH   CALL  SOLE                    64500  0      0

MONTPELIER RE HOLDINGS LTD    SHS              G62185106     2680    155,000   SH         SOLE                   155000  0      0

MTR GAMING GROUP INC          COM              553769100     1553    165,600   SH         SOLE                   165600  0      0

                                                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
---------------------         --------          --------   --------  ------------------   ----------  --------  ------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER              CLASS              CUSIP     (x$1000) PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------------         --------          --------   --------  -------  ---  ----  -----------  --------  ----   ------  -----
NII HLDGS INC                 CL B NEW         62913F201     564      10,000    SH            SOLE               10000   0      0

OIL SVC HOLDRS TR             DEPOSTRY RCPT    678002106    5977      40,000    SH            SOLE               40000   0      0

PETROHAWK ENERGY CORP         COM              716495106     845      67,100    SH            SOLE               67100   0      0

PINNACLE AIRL CORP            COM              723443107    3882     551,422    SH            SOLE              551422   0      0

PXRE GROUP LTD                COM              G73018106     744     200,000    SH            SOLE              200000   0      0

QUILMES INDL QUINSA SOCIETE   SP ADR CL B      74838Y207   21588     439,500    SH            SOLE              439500   0      0

RYDER SYS INC                 COM              783549108   11125     190,400    SH            SOLE              190400   0      0

SBA COMMUNICATIONS CORP       COM              78388J106    1307      50,000    SH            SOLE               50000   0      0

SPDR TR                       UNIT SER 1       78462F103   49620     390,000    SH    PUT     SOLE              390000   0      0

SPDR TR                       UNIT SER 1       78462F103   31808     250,000    SH   CALL     SOLE              250000   0      0

SEARS HLDGS CORP              COM              812350106    3883      25,000    SH            SOLE               25000   0      0

SELECT SECTOR SPDR TR         SBI INT-UTILS    81369Y886     559      17,300    SH   CALL     SOLE               17300   0      0

SELECT SECTOR SPDR TR         SBI INT-UTILS    81369Y886     559      17,300    SH    PUT     SOLE               17300   0      0

SELECT SECTOR SPDR TR         SBI CONS DISCR   81369Y407    1730      51,800    SH   CALL     SOLE               51800   0      0

SELECT SECTOR SPDR TR         SBI CONS DISCR   81369Y407    1730      51,800    SH    PUT     SOLE               51800   0      0

SELECT SECTOR SPDR TR         SBI CONS STPLS   81369Y308    1613      66,700    SH   CALL     SOLE               66700   0      0

SELECT SECTOR SPDR TR         SBI CONS STPLS   81369Y308    1613      66,700    SH    PUT     SOLE               66700   0      0

                                                          FORM 13F INFORMATION TABLE
       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
---------------------         --------          --------   --------  ------------------   ----------  --------  ------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER              CLASS              CUSIP     (x$1000) PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------------         --------          --------   --------  -------  ---  ----  -----------  --------  ----   ------  -----
SELECT SECTOR SPDR TR         SBI INT-ENERGY   81369Y506   5108       90,000    SH           SOLE                 90000   0     0

SELECT SECTOR SPDR TR         SBI INT-ENERGY   81369Y506   1742       30,700    SH  CALL     SOLE                 30700   0     0

SELECT SECTOR SPDR TR         SBI INT-ENERGY   81369Y506   1742       30,700    SH   PUT     SOLE                 30700   0     0

SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605   3561      110,100    SH  CALL     SOLE                110100   0     0

SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605   3561      110,100    SH   PUT     SOLE                110100   0     0

SELECT SECTOR SPDR TR         SBI HEALTHCARE   81369Y209   2029       67,100    SH  CALL     SOLE                 67100   0     0

SELECT SECTOR SPDR TR         SBI HEALTHCARE   81369Y209   2029       67,100    SH   PUT     SOLE                 67100   0     0

SELECT SECTOR SPDR TR         SBI INT-INDS     81369Y704   1964       58,100    SH  CALL     SOLE                 58100   0     0

SELECT SECTOR SPDR TR         SBI INT-INDS     81369Y704   1964       58,100    SH   PUT     SOLE                 58100   0     0

SELECT SECTOR SPDR TR         SBI MATERIALS    81369Y100    523       16,300    SH  CALL     SOLE                163000   0     0

SELECT SECTOR SPDR TR         SBI MATERIALS    81369Y100    523       16,300    SH   PUT     SOLE                 16300   0     0

SELECT SECTOR SPDR TR         SBI INT-TECH     81369Y803   3015      148,300    SH  CALL     SOLE                148300   0     0

SELECT SECTOR SPDR TR         SBI INT-TECH     81369Y803   3015      148,300    SH   PUT     SOLE                148300   0     0

SPRINT NEXTEL CORP            COM FON          852061100   2998      150,000    SH  CALL     SOLE                150000   0     0

SPRINT NEXTEL CORP            COM FON          852061100   2998      150,000    SH  CALL     SOLE                150000   0     0

TEXAS INDS INC                COM              882491103   7928      149,300    SH           SOLE                149300   0     0

TRM CORP                      COM              872636105    920      132,700    SH           SOLE                132700   0     0

                                                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
---------------------         --------          --------   --------  ------------------   ----------  --------  ------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER              CLASS              CUSIP     (x$1000) PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------------         --------          --------   --------  -------  ---  ----  -----------  --------  ----   ------  -----
TRUMP ENTMT RESORTS INC       COM              89816T103     1723     85,498   SH            SOLE                85498   0      0

TYCO INTL LTD NEW             COM              902124106     2420     88,000   SH            SOLE                88000   0      0

TYCO INTL LTD NEW             COM              902124106     6875    250,000   SH  CALL      SOLE               250000   0      0

UNITED STS STL CORP NEW       COM              912909108      701     10,000   SH            SOLE                10000   0

US AIRWAYS GROUP INC          COM              90341W108     1264     25,000   SH  CALL      SOLE                25000   0      0

USG CORP                      COM NEW          903293405     1006     13,800   SH            SOLE                13800   0      0

WARWICK VALLEY TEL CO         COM              936750108     1160     59,509   SH            SOLE                59509   0      0



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